Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
Less: Accumulated amortization	$ 25,957	$ 17,072
Subtotal	57,968	69,840
Less: Intangible assets, net from discontinued operations		6,507
Intangible assets, net	57,968	63,333
Copyrights [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	2,666	2,554
Patents [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross		6,507
Trademarks [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	21,164	20,276
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 60,095	$ 57,575